Gross Amount and Accumulated Impairment Losses by Segment (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, gross	$ 892,407,282	$ 858,629,238
Accumulated impairment losses	(433,294,606)	(433,294,606)
Balance as of end of year	459,112,676	425,334,632	410,368,691
LCD display network
Goodwill [Line Items]
Goodwill, gross	419,611,561	411,596,247
Accumulated impairment losses	(62,023)	(62,023)
Balance as of end of year	419,549,538	411,534,224	406,096,193
Poster frame network
Goodwill [Line Items]
Goodwill, gross	427,842,814	422,196,951
Accumulated impairment losses	(408,396,543)	(408,396,543)
Balance as of end of year	19,446,271	13,800,408
Traditional outdoor billboards
Goodwill [Line Items]
Goodwill, gross	44,952,907	24,836,040
Accumulated impairment losses	(24,836,040)	(24,836,040)
Balance as of end of year	$ 20,116,867